Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,796,000
Previously Paid Amount	0.00
Total Fee Amount	662.33
Total Offset Amount	0.00
Net Fee	662.33
Narrative - Max Aggregate Offering Price	$ 4,796,000
Final Prospectus	true